Financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts - trade and other receivables,beginning	$ 118,004	$ 113,004
Increases	422,817	69,383
Decreases	(38,726)	(64,383)
Recoveries	(2,440)
Allowance for doubtful accounts - Trade and other receivables, ending	499,655	118,004
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts - trade and other receivables,beginning	118,004
Increases	422,817
Decreases	(38,726)
Recoveries	(2,440)
Allowance for doubtful accounts - Trade and other receivables, ending	$ 499,655	$ 118,004